Cover	12 Months Ended
Feb. 03, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	VICTORIA’S SECRET & CO.
Entity Central Index Key	0001856437